Other intangible assets (Details 1) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other intangible assets (CHF million)
Gross carrying amount	239	254
Accumulated amortization	(119)	(128)
Net carrying amount	120	126
Non-amortizing other intangible assets	129	84
of which mortgage servicing rights, at fair value	70	42
Total other intangible assets, net	249	210
Aggregate amortization expenses and impairment losses (CHF million)
Aggregate amortization	22	24	28
Impairment	1	8	7
Estimated amortization expenses (CHF million)
In the next 12 months	23
Year two	22
Year three	22
Year four	22
Year five	5
Discontinued operations
Aggregate amortization expenses and impairment losses (CHF million)
Impairment	0	7	0
Tradenames / trademarks
Other intangible assets (CHF million)
Gross carrying amount	27	25
Accumulated amortization	(24)	(21)
Net carrying amount	3	4
Client relationships
Other intangible assets (CHF million)
Gross carrying amount	201	222
Accumulated amortization	(92)	(106)
Net carrying amount	109	116
Other
Other intangible assets (CHF million)
Gross carrying amount	11	7
Accumulated amortization	(3)	(1)
Net carrying amount	8	6
Total other intangible assets, gross	368	338
Bank
Other intangible assets (CHF million)
Gross carrying amount	239	254
Accumulated amortization	(119)	(128)
Net carrying amount	120	126
Non-amortizing other intangible assets	129	84
of which mortgage servicing rights, at fair value	70	42
Total other intangible assets, net	249	210
Aggregate amortization expenses and impairment losses (CHF million)
Aggregate amortization	22	24	28
Impairment	1	8	0
Estimated amortization expenses (CHF million)
In the next 12 months	23
Year two	22
Year three	22
Year four	22
Year five	5
Bank | Discontinued operations
Aggregate amortization expenses and impairment losses (CHF million)
Impairment	0	7	0
Bank | Tradenames / trademarks
Other intangible assets (CHF million)
Gross carrying amount	27	25
Accumulated amortization	(24)	(21)
Net carrying amount	3	4
Bank | Client relationships
Other intangible assets (CHF million)
Gross carrying amount	201	222
Accumulated amortization	(92)	(106)
Net carrying amount	109	116
Bank | Other
Other intangible assets (CHF million)
Gross carrying amount	11	7
Accumulated amortization	(3)	(1)
Net carrying amount	8	6
Total other intangible assets, gross	368	338